Reconciliation of Numerators and Denominators of Basic and Diluted Computations (Detail) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Basic [Line Items]
Net income available to common stock holders, basic	$ 2,112,000	$ 2,472,000	$ 2,563,000	$ 2,519,000	$ 2,273,000	$ 2,141,000	$ 2,099,000	$ 1,944,000	$ 1,955,000	$ 1,448,000	$ 1,527,000	$ 1,321,000	$ 9,666,382	$ 8,456,242	$ 6,250,743
Convertible Preferred Dividend													133,627
Net income available to common stock holders, diluted													$ 9,800,009	$ 8,456,242	$ 6,250,743
Effect of dilutive shares:
Weighted average number of shares outstanding, basic													5,435,088	5,371,111	5,227,768
Convertible Preferred, Series E													742,371
Restricted Stock													81,874	70,939	42,901
Weighted average number of shares outstanding, diluted													6,259,333	5,442,050	5,270,669
Basic per share	$ 0.39	$ 0.46	$ 0.47	$ 0.47	$ 0.42	$ 0.40	$ 0.39	$ 0.36	$ 0.37	$ 0.27	$ 0.30	$ 0.26	$ 1.86	$ 1.64	$ 1.27
Diluted per share	$ 0.26	$ 0.45	$ 0.47	$ 0.46	$ 0.42	$ 0.39	$ 0.39	$ 0.36	$ 0.36	$ 0.27	$ 0.29	$ 0.25	$ 1.64	$ 1.62	$ 1.25